Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Schedule of goodwill

		2025	2024
	Notes	$ million	$ million
Cost and net book value
At 1 January		3,026	2,992
Exchange adjustment		82	(47)
Impairment		–	(65)
Acquisitions	21	–	146
At 31 December		3,108	3,026

Management has identified five CGUs in applying the provisions of IAS 36 Impairment of Assets: Orthopaedics, Sports Medicine, ENT, Advanced Wound Care & Devices and Bioactives.

For the purpose of goodwill impairment testing, the Advanced Wound Care & Devices and Bioactives CGUs have been aggregated (Advanced Wound Management), as this is the level at which goodwill is monitored and level at which the economic benefits relating to the goodwill within these CGUs is realised.

During 2025, no impairment losses were recognised and no acquisitions were completed.

During 2024, the Group announced its intention to close the Warwick manufacturing site that manufactures Birmingham Hip Resurfacing (BHR) products. As a result, goodwill of $63m relating to BHR was written-off. In addition, a $2m goodwill impairment charge was recorded as a result of disposal of certain products.

Goodwill is allocated to the Group’s CGUs as follows:

	2025	2024
	$ million	$ million
Orthopaedics	877	807
Sports Medicine	1,305	1,302
ENT	287	287
Advanced Wound Management	639	630
	3,108	3,026